UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-04894

__Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: _9/30/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Annual Report and Shareholder Letter
September 30, 2015

Franklin Rising Dividends Fund

A SERIES OF FRANKLIN MANAGED TRUST

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Contents
Annual Report
Franklin Rising Dividends Fund	3
Performance Summary	6
Your Fund’s Expenses	11
Financial Highlights and Statement of Investments	13
Financial Statements	21
Notes to Financial Statements	25
Report of Independent Registered
Public Accounting Firm	31
Tax Information	32
Board Members and Officers	33
Meeting of Shareholders	39
Shareholder Information	40

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Annual Report

Franklin Rising Dividends Fund

This annual report for Franklin Rising Dividends Fund covers the fiscal year ended September 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in companies that have paid consistently rising dividends.

Performance Overview

For the 12 months under review, the Fund’s Class A shares had a -3.35% cumulative total return. In comparison, the Fund’s benchmark, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, had a -0.61% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

U.S. economic growth was mixed during the 12 months under review. Growth expanded in 2014’s fourth quarter, slowed in 2015’s first quarter and rebounded in 2015’s second quarter. Additionally, estimates indicated tepid third-quarter growth despite healthy consumer spending as businesses cut back on inventories, exports declined and governments reduced their spending. Manufacturing and service activities expanded during the 12-month period, contributing to new jobs, and the unemployment rate declined from 5.9% in September 2014 to 5.1% at period-end.2 Housing market data were generally encouraging as home sales and prices rose amid declining mortgage rates. Retail sales generally rose for the 12-month period as strong employment gains led to broad-based improvement, especially for auto and auto components sales. Inflation, as measured by the Consumer Price Index, remained subdued for the period and declined toward period-end mainly due to a sharp drop in energy prices.

In October 2014, the U.S. Federal Reserve (Fed) ended its expansion of its bond buying program and kept its target interest rate at 0%–0.25% while considering when an increase might be appropriate. Although global financial markets anticipated an increase, in September 2015 the Fed kept interest rates unchanged and said it would continue to monitor developments domestically and abroad. The Fed also raised its forecast for 2015 U.S. economic growth and lowered its unemployment projections.

At times during the period, the U.S. stock market endured some sell-offs when many investors reacted to geopolitical tensions in certain regions, Greece’s debt negotiations and ongoing uncertainty over the Fed’s timing for raising interest rates. Less robust growth in China as well as devaluation of the renminbi also affected equity markets. In contrast, investor confidence grew during the period as corporate profits remained healthy, the Fed kept its target interest rate low, economic data in Europe improved, China introduced more stimulus measures and Greece reached an agreement with its international creditors. U.S. stocks retreated overall for the 12 months under review as the S&P 500 and the Dow Jones Industrial Average declined from all-time highs reached in May.

Investment Strategy

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also experience stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening criteria, such as consistent and substantial dividend increases, strong balance sheets, and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.

1. Source: Morningstar.
The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 18.

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FRANKLIN RISING DIVIDENDS FUND

Manager’s Discussion

During the 12 months under review, holdings that helped absolute Fund performance included Walgreens Boots Alliance, Target and Ross Stores. Shares of Walgreens rose after completion of its integration with Alliance Boots, benefiting from positive sentiment around management’s strategy to create a global health care company with a consumer-centric beauty focus. We believe that, with the completion of the merger and a series of changes to senior management, the company should be well positioned to leverage its strong brands in a rapidly evolving health care market. Walgreens has raised its dividend for 40 consecutive years. Shares of Target generated strong performance as management announced the closure of its underperforming Canadian business and subsequently laid out a strategic plan to improve performance in the U.S. The company has since reported improving financials. Target’s key growth drivers include an improvement in merchandise assortment; a greater focus on private label and health and wellness; exploration of smaller formats and urban stores; and ecom-merce. We also view Target’s recent plan to sell its pharmacy base to health care-focused CVS (also a Fund holding) as a positive. Target has raised its dividend for 44 consecutive years. Strength in Ross shares was driven by consistently strong earnings results over the past year. We believe the company is well positioned to continue to benefit from low gas prices and an improving employment/wage scenario, particularly for the lower income consumer. Ross has had 21 years of dividend increases.

Detractors from absolute Fund performance included Schlumberger, Chevron and Dover. Despite better-than-expected performance over the period, shares of Schlumberger, a global oilfield services company, declined in response to weak oil prices. While oil price volatility continues to weigh on the stock, we believe that Schlumberger can capitalize on its market leadership position and sustainable competitive advantages. During the period, Schlumberger announced the acquisition of Cameron International, an oil and gas equipment and services company, which if approved, should allow the company to create an integrated service platform, substantially strengthening its competitive position. Schlumberger increased its dividend in eight of the past 10 years. Chevron shares declined during the period, as lower oil and natural gas prices pressured company earnings. Moreover, uncertainty surrounding global growth prospects and surplus oil inventories weighed on the energy sector broadly. Although Chevron’s oil and gas upstream production businesses struggled in the current weak energy price environment, the integrated refining and marketing businesses benefited from lower energy input prices, partially offsetting

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FRANKLIN RISING DIVIDENDS FUND

Top 10 Holdings
9/30/15
Company	% of Total
Sector/Industry	Net Assets
Roper Technologies, Inc.	3.7%
Industrial Conglomerates
Johnson & Johnson	3.2%
Pharmaceuticals, Biotechnology & Life Sciences
Air Products and Chemicals Inc.	3.0%
Materials
Stryker Corp.	2.9%
Health Care Equipment & Services
Praxair Inc.	2.9%
Materials
Medtronic PLC	2.9%
Health Care Equipment & Services
Honeywell International Inc.	2.9%
Aerospace & Defense
Becton, Dickinson and Co.	2.7%
Health Care Equipment & Services
United Technologies Corp.	2.7%
Aerospace & Defense
Microsoft Corp.	2.7%
Software & Services

the upstream earnings headwinds. Chevron has a 27-year history of rising dividends. Dover, a manufacturer of equipment, components and specialty systems, declined during the period. Weak oil prices negatively impacted the company’s energy division, and the refrigeration business suffered the loss of a large contract. Management initiated a restructuring program to mitigate the sharp decline in energy activity and expressed cautious optimism that the energy business was stabilizing. Similarly, management expected stronger performance in the refrigeration business in the coming quarters. Dover has a 60-year history of raising its dividend.

We initiated new positions in The Gap, a clothing retailer with nine years of dividend increases; Tiffany, a jewelry retailer (13 years); Linear Technology, a manufacturer and distributor of analog integrated circuits (23 years); EOG Resources, an oil and natural gas producer (15 years); and Roche Holding, a producer of pharmaceutical products and health care researcher (25 years). We made additions to W.W. Grainger, a distributor of maintenance, repair and operating products (44 years); Texas Instruments, a semiconductor designer and manufacturer (12 years); and the aforementioned Schlumberger; among others. We liquidated some positions including International Business Machines, Chubb, California Resources and Superior Uniform Group. We reduced our holdings in Qualcomm, Walgreens, Ross Stores and Target, among others.

Our 10 largest positions on September 30, 2015, represented 29.6% of the Fund’s total net assets. It is interesting to note how these 10 companies do, in aggregate, fit the Fund’s screening criteria. On average, these 10 companies have raised their dividends 27.1 years in a row and by 362% over the past 10 years. Their most recent year-over-year dividend increases averaged 13.5% with a dividend yield of 2.3% on September 30, 2015, and a dividend payout ratio of 38.7%, based on estimates of calendar year 2015 operating earnings. Their average price/earnings ratio was 17.4 times 2015 estimates versus 16.3 for that of the unmanaged S&P 500.

Thank you for your continued participation in Franklin Rising Dividends Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN RISING DIVIDENDS FUND

Performance Summary as of September 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)		9/30/15	9/30/14		Change
A (FRDPX)		$47.01	$49.72	-$	2.71
C (FRDTX)		$46.26	$48.94	-$	2.68
R (FRDRX)		$46.87	$49.56	-$	2.69
R6 (FRISX)		$46.98	$49.67	-$	2.69
Advisor (FRDAX)		$46.97	$49.68	-$	2.71

Distributions[1] (10/1/14–9/30/15)
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain		Total
A	$0.6333	$0.0055	$0.4903		$1.1291
C	$0.2547	$0.0055	$0.4903		$0.7505
R	$0.4966	$0.0055	$0.4903		$0.9924
R6	$0.8331	$0.0055	$0.4903		$1.3289
Advisor	$0.7624	$0.0055	$0.4903		$1.2582

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FRANKLIN RISING DIVIDENDS FUND
PERFORMANCE SUMMARY

Performance as of 9/30/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of $10,000	Total Annual Fund
Share Class	Total Return[3]	Total Return[4]	Investment[5]	Operating Expenses[6]
A				0.91%
1-Year	-3.35%	-8.90%	$9,110
5-Year	+64.12%	+9.11%	$15,467
10-Year	+86.36%	+5.80%	$17,565
C				1.66%
1-Year	-4.07%	-5.01%	$9,499
5-Year	+58.10%	+9.59%	$15,810
10-Year	+72.96%	+5.63%	$17,296
R				1.16%
1-Year	-3.58%	-3.58%	$9,642
5-Year	+62.09%	+10.14%	$16,209
10-Year	+81.74%	+6.16%	$18,174
R6				0.52%
1-Year	-2.93%	-2.93%	$9,707
Since Inception (5/1/13)	+17.15%	+6.77%	$11,715
Advisor[7]				0.66%
1-Year	-3.11%	-3.11%	$9,689
5-Year	+66.18%	+10.69%	$16,618
10-Year	+91.13%	+6.69%	$19,113

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN RISING DIVIDENDS FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Class A (10/1/05–9/30/15)

$25,000
$20,000
$15,000
$10,000
$5,000
10/05
9/07
9/09
9/11
9/13
9/15
$19,305
$17,565
$11,969
Franklin Rising Dividends Fund
S&P 500[4]
Consumer Price Index[5]

Average Annual Total Return

Class A	9/30/15
1-Year	-8.90%
5-Year	+9.11%
10-Year	+5.80%

Class C (10/1/05–9/30/15)

$25,000
$20,000
$15,000
$10,000
$5,000
10/05
9/07
9/09
9/11
9/13
9/15
$19,305
$17,296
$11,969
Franklin Rising Dividends Fund
S&P 500[4]
Consumer Price Index[5]

Average Annual Total Return

Class C	9/30/15
1-Year	-5.01%
5-Year	+9.59%
10-Year	+5.63%

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FRANKLIN RISING DIVIDENDS FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

Class R (10/1/05–9/30/15)

$25,000
$20,000
$15,000
$10,000
$5,000
10/05
9/07
9/09
9/11
9/15
9/15
$19,305
$18,174
$11,969
Franklin Rising Dividends Fund
S&P 500
Consumer Price Index

Average Annual Total Return

Class R	9/30/15
1-Year	-3.58%
5-Year	+10.14%
10-Year	+6.16%

Class R6 (5/1/13–9/30/15)

$15,000
$10,000
$5,000
5/13
9/13
9/14
9/15
$12,645
$11,715
$10,233
Franklin Rising Dividends Fund
S&P 500
Consumer Price Index

Average Annual Total Return

Class R6	9/30/15
1-Year	-2.93%
Since Inception (5/1/13)	+6.77%

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FRANKLIN RISING DIVIDENDS FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Effective 10/3/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/3/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/3/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/3/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+91.25% and +6.70%.
8. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
9. Source: Bureau of Labor Statistics, bls.gov/cpi. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN RISING DIVIDENDS FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN RISING DIVIDENDS FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 4/1/15	Value 9/30/15	Period* 4/1/15–9/30/15
A
Actual	$1,000	$909.30	$4.50
Hypothetical (5% return before expenses)	$1,000	$1,020.36	$4.76
C
Actual	$1,000	$905.80	$8.07
Hypothetical (5% return before expenses)	$1,000	$1,016.60	$8.54
R
Actual	$1,000	$908.10	$5.69
Hypothetical (5% return before expenses)	$1,000	$1,019.10	$6.02
R6
Actual	$1,000	$911.20	$2.49
Hypothetical (5% return before expenses)	$1,000	$1,022.46	$2.64
Advisor
Actual	$1,000	$910.40	$3.30
Hypothetical (5% return before expenses)	$1,000	$1,021.61	$3.50

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.94%;
C: 1.69%; R: 1.19%; R6: 0.52%; and Advisor: 0.69%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

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			FRANKLIN MANAGED TRUST

Financial Highlights
Franklin Rising Dividends Fund
		Year Ended September 30,
	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$49.72	$45.46	$37.86	$31.39	$30.92
Income from investment operations[a]:
Net investment income[b]	0.64	0.55	0.54	0.52	0.48
Net realized and unrealized gains (losses)	(2.22)	4.50	7.61	6.36	0.36
Total from investment operations	(1.58)	5.05	8.15	6.88	0.84
Less distributions from:
Net investment income	(0.63)	(0.79)	(0.55)	(0.41)	(0.37)
Net realized gains	(0.50)	—	—	—	—
Total distributions	(1.13)	(0.79)	(0.55)	(0.41)	(0.37)
Net asset value, end of year	$47.01	$49.72	$45.46	$37.86	$31.39

Total return[c]	(3.35)%	11.16%	21.86%	22.02%	2.74%

Ratios to average net assets
Expenses	0.92%[d]	0.91%[d]	0.93%	0.96%	0.99%
Net investment income	1.25%	1.12%	1.30%	1.44%	1.42%

Supplemental data
Net assets, end of year (000’s)	$10,220,847	$10,615,668	$8,795,238	$5,777,197	$3,386,930
Portfolio turnover rate	8.51%	4.42%	0.70%	2.77%	4.04%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 13

FRANKLIN MANAGED TRUST
FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)
		Year Ended September 30,
	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$48.94	$44.62	$37.20	$30.87	$30.46
Income from investment operations[a]:
Net investment income[b]	0.25	0.18	0.23	0.24	0.22
Net realized and unrealized gains (losses)	(2.18)	4.42	7.49	6.28	0.38
Total from investment operations	(1.93)	4.60	7.72	6.52	0.60
Less distributions from:
Net investment income	(0.25)	(0.28)	(0.30)	(0.19)	(0.19)
Net realized gains	(0.50)	—	—	—	—
Total distributions	(0.75)	(0.28)	(0.30)	(0.19)	(0.19)
Net asset value, end of year	$46.26	$48.94	$44.62	$37.20	$30.87

Total return[c]	(4.07)%	10.32%	20.93%	21.13%	1.98%

Ratios to average net assets
Expenses	1.67%[d]	1.66%[d]	1.68%	1.71%	1.74%
Net investment income	0.50%	0.37%	0.55%	0.69%	0.67%

Supplemental data
Net assets, end of year (000’s)	$2,644,955	$2,775,137	$2,261,420	$1,410,361	$806,172
Portfolio turnover rate	8.51%	4.42%	0.70%	2.77%	4.04%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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14 Annual Report | The accompanying notes are an integral part of these financial statements.

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			FRANKLIN MANAGED TRUST
			FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)
		Year Ended September 30,
	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$49.56	$45.26	$37.72	$31.29	$30.82
Income from investment operations[a]:
Net investment income[b]	0.51	0.42	0.44	0.43	0.39
Net realized and unrealized gains (losses)	(2.20)	4.48	7.58	6.34	0.38
Total from investment operations	(1.69)	4.90	8.02	6.77	0.77
Less distributions from:
Net investment income	(0.50)	(0.60)	(0.48)	(0.34)	(0.30)
Net realized gains	(0.50)	—	—	—	—
Total distributions	(1.00)	(0.60)	(0.48)	(0.34)	(0.30)
Net asset value, end of year	$46.87	$49.56	$45.26	$37.72	$31.29

Total return	(3.58)%	10.86%	21.55%	21.74%	2.47%

Ratios to average net assets
Expenses	1.17%[c]	1.16%[c]	1.18%	1.21%	1.24%
Net investment income	1.00%	0.87%	1.05%	1.19%	1.17%

Supplemental data
Net assets, end of year (000’s)	$243,597	$332,943	$277,758	$179,509	$80,959
Portfolio turnover rate	8.51%	4.42%	0.70%	2.77%	4.04%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 15

FRANKLIN MANAGED TRUST
FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)
	Year Ended September 30,
	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$49.67	$45.50	$42.07
Income from investment operations[b]:
Net investment income[c]	0.84	0.74	0.30
Net realized and unrealized gains (losses)	(2.20)	4.50	3.13
Total from investment operations	(1.36)	5.24	3.43
Less distributions from:
Net investment income	(0.83)	(1.07)	—
Net realized gains	(0.50)	—	—
Total distributions	(1.33)	(1.07)	—
Net asset value, end of year	$46.98	$49.67	$45.50

Total return[d]	(2.93)%	11.59%	8.15%

Ratios to average net assets[e]
Expenses	0.52%[f]	0.52%[f]	0.53%
Net investment income	1.65%	1.51%	1.70%

Supplemental data
Net assets, end of year (000’s)	$553,301	$597,859	$497,875
Portfolio turnover rate	8.51%	4.42%	0.70%

aFor the period May 1, 2013 (effective date) to September 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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16 Annual Report | The accompanying notes are an integral part of these financial statements.

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			FRANKLIN MANAGED TRUST
			FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)
		Year Ended September 30,
	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$49.68	$45.48	$37.87	$31.39	$30.89
Income from investment operations[a]:
Net investment income[b]	0.77	0.67	0.65	0.61	0.55
Net realized and unrealized gains (losses)	(2.22)	4.50	7.60	6.35	0.38
Total from investment operations	(1.45)	5.17	8.25	6.96	0.93
Less distributions from:
Net investment income	(0.76)	(0.97)	(0.64)	(0.48)	(0.43)
Net realized gains	(0.50)	—	—	—	—
Total distributions	(1.26)	(0.97)	(0.64)	(0.48)	(0.43)
Net asset value, end of year	$46.97	$49.68	$45.48	$37.87	$31.39

Total return	(3.11)%	11.43%	22.16%	22.36%	2.97%

Ratios to average net assets
Expenses	0.67%[c]	0.66%[c]	0.68%	0.71%	0.74%
Net investment income	1.50%	1.37%	1.55%	1.69%	1.67%

Supplemental data
Net assets, end of year (000’s)	$1,671,632	$1,900,482	$1,292,847	$1,233,135	$571,399
Portfolio turnover rate	8.51%	4.42%	0.70%	2.77%	4.04%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 17

FRANKLIN MANAGED TRUST

Statement of Investments, September 30, 2015

Franklin Rising Dividends Fund
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 7.5%
General Dynamics Corp.	2,123,690	$292,963,036
Honeywell International Inc.	4,629,700	438,386,293
United Technologies Corp.	4,680,174	416,488,684
		1,147,838,013
Automobiles & Components 2.5%
Johnson Controls Inc.	9,341,111	386,348,351
Commercial & Professional Services 2.2%
ABM Industries Inc.	1,145,249	31,276,750
Brady Corp., A	2,534,825	49,834,660
Cintas Corp.	1,484,100	127,261,575
[a]Matthews International Corp., A	2,663,292	130,421,409
		338,794,394
Consumer Durables & Apparel 2.2%
Leggett & Platt Inc.	1,097,590	45,275,588
NIKE Inc., B	2,369,000	291,315,930
		336,591,518
Consumer Services 2.8%
McDonald’s Corp.	3,286,654	323,834,019
Yum! Brands Inc.	1,255,000	100,337,250
		424,171,269
Diversified Financials 0.2%
State Street Corp.	424,000	28,497,040
Energy 7.9%
Chevron Corp.	3,927,100	309,769,648
EOG Resources Inc.	870,300	63,357,840
Exxon Mobil Corp.	3,390,700	252,098,545
Occidental Petroleum Corp.	3,717,100	245,886,165
Schlumberger Ltd.	4,942,529	340,886,225
		1,211,998,423
Food & Staples Retailing 5.5%
CVS Health Corp.	2,543,200	245,367,936
Wal-Mart Stores Inc.	4,492,864	291,317,302
Walgreens Boots Alliance Inc.	3,692,547	306,850,656
		843,535,894
Food, Beverage & Tobacco 8.0%
Archer-Daniels-Midland Co.	8,146,200	337,659,990
Bunge Ltd.	4,886,622	358,189,393
McCormick & Co. Inc.	2,276,400	187,074,552
PepsiCo Inc.	3,677,177	346,757,791
		1,229,681,726
Health Care Equipment & Services 11.9%
Abbott Laboratories	3,883,000	156,174,260
Becton, Dickinson and Co.	3,163,516	419,672,032
DENTSPLY International Inc.	1,755,000	88,750,350
Medtronic PLC	6,556,700	438,905,498

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18 Annual Report

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FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS

Franklin Rising Dividends Fund (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services (continued)
Stryker Corp.	4,804,727	$452,124,811
Teleflex Inc.	802,053	99,623,003
West Pharmaceutical Services Inc.	3,141,600	170,023,392
		1,825,273,346
Household & Personal Products 3.7%
Colgate-Palmolive Co.	3,829,210	243,001,666
The Procter & Gamble Co.	4,558,988	327,973,597
		570,975,263
Industrial Conglomerates 3.9%
Carlisle Cos. Inc.	322,529	28,182,584
Roper Technologies Inc.	3,645,509	571,251,260
		599,433,844
Insurance 2.5%
Aflac Inc.	1,507,710	87,643,182
Arthur J. Gallagher & Co.	874,700	36,107,616
Erie Indemnity Co., A	1,733,082	143,741,821
Old Republic International Corp.	4,380,950	68,518,058
RLI Corp.	852,718	45,645,995
		381,656,672
Machinery 5.2%
Donaldson Co. Inc.	3,007,604	84,453,520
Dover Corp.	5,394,300	308,446,074
Hillenbrand Inc.	1,366,700	35,547,867
Pentair PLC (United Kingdom)	7,271,400	371,132,256
		799,579,717
Materials 9.8%
Air Products and Chemicals Inc.	3,558,058	453,937,039
[a]Albemarle Corp.	6,956,000	306,759,600
Bemis Co. Inc.	1,516,389	60,003,513
Ecolab Inc.	1,668,372	183,053,776
Nucor Corp.	1,777,400	66,741,370
Praxair Inc.	4,315,535	439,580,395
		1,510,075,693
Media 1.4%
[a]John Wiley & Sons Inc., A	4,412,048	220,734,761
Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie Inc.	2,775,100	150,993,191
Johnson & Johnson	5,207,000	486,073,450
Perrigo Co. PLC	333,500	52,449,545
Pfizer Inc.	3,083,800	96,862,158
Roche Holding AG, ADR (Switzerland)	1,987,000	65,471,650
		851,849,994

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Annual Report

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FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS

Franklin Rising Dividends Fund (continued)
	Shares	Value
Common Stocks (continued)
Retailing 5.5%
The Gap Inc.	4,511,600	$128,580,600
Ross Stores Inc.	5,613,750	272,098,463
Target Corp.	4,274,091	336,199,998
Tiffany & Co.	1,456,100	112,440,042
		849,319,103
Semiconductors & Semiconductor Equipment 2.3%
Linear Technology Corp.	2,119,700	85,529,895
Texas Instruments Inc.	5,291,000	262,010,320
		347,540,215
Software & Services 5.2%
Accenture PLC, A	3,865,500	379,824,030
Microsoft Corp.	9,361,900	414,357,694
		794,181,724
Technology Hardware & Equipment 1.2%
[b]Knowles Corp.	2,524,400	46,524,692
QUALCOMM Inc.	2,514,300	135,093,339
		181,618,031
Trading Companies & Distributors 0.8%
W.W. Grainger Inc.	574,300	123,480,243
Transportation 1.4%
United Parcel Service Inc., B	2,182,300	215,371,187
Total Common Stocks (Cost $12,055,633,000)		15,218,546,421
Short Term Investments (Cost $131,132,658) 0.9%
Money Market Funds 0.9%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	131,132,658	131,132,658
Total Investments (Cost $12,186,765,658) 100.1%		15,349,679,079
Other Assets, less Liabilities (0.1)%		(15,346,793)
Net Assets 100.0%		$15,334,332,286

See Abbreviations on page 30.

aSee Note 7 regarding holdings of 5% voting securities.
bNon-income producing.
cSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

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20 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN MANAGED TRUST

Financial Statements

Statement of Assets and Liabilities
September 30, 2015

Franklin Rising Dividends Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$11,371,940,478
Cost - Non-controlled affiliated issuers (Note 7)	683,692,522
Cost - Sweep Money Fund (Note 3f)	131,132,658
Total cost of investments	$12,186,765,658
Value - Unaffiliated issuers	$14,560,630,651
Value - Non-controlled affiliated issuers (Note 7)	657,915,770
Value - Sweep Money Fund (Note 3f)	131,132,658
Total value of investments	15,349,679,079
Receivables:
Capital shares sold	15,839,374
Dividends	20,000,493
Other assets	227,614
Total assets	15,385,746,560
Liabilities:
Payables:
Capital shares redeemed	30,894,367
Management fees	6,396,902
Distribution fees	9,330,281
Transfer agent fees	4,090,321
Accrued expenses and other liabilities	702,403
Total liabilities	51,414,274
Net assets, at value	$15,334,332,286
Net assets consist of:
Paid-in capital	$11,541,505,969
Undistributed net investment income	12,906,246
Net unrealized appreciation (depreciation)	3,162,913,421
Accumulated net realized gain (loss)	617,006,650
Net assets, at value	$15,334,332,286

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The accompanying notes are an integral part of these financial statements. | Annual Report 21

FRANKLIN MANAGED TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
September 30, 2015

Franklin Rising Dividends Fund

Class A:
Net assets, at value	$10,220,847,259
Shares outstanding	217,416,021
Net asset value per share[a]	$47.01
Maximum offering price per share (net asset value per share ÷ 94.25%)	$49.88
Class C:
Net assets, at value	$2,644,955,232
Shares outstanding	57,178,927
Net asset value and maximum offering price per share[a]	$46.26
Class R:
Net assets, at value	$243,596,992
Shares outstanding	5,197,530
Net asset value and maximum offering price per share	$46.87
Class R6:
Net assets, at value	$553,301,096
Shares outstanding	11,778,146
Net asset value and maximum offering price per share	$46.98
Advisor Class:
Net assets, at value	$1,671,631,707
Shares outstanding	35,587,206
Net asset value and maximum offering price per share	$46.97

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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22 Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN MANAGED TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the year ended September 30, 2015

Franklin Rising Dividends Fund

Investment income:
Dividends:
Unaffiliated issuers	$356,450,828
Non-controlled affiliated issuers (Note 7)	12,576,581
Total investment income	369,027,409
Expenses:
Management fees (Note 3a)	84,935,629
Distribution fees: (Note 3c)
Class A	28,020,640
Class C	29,282,420
Class R	1,544,856
Transfer agent fees: (Note 3e)
Class A	17,057,779
Class C	4,456,645
Class R	470,250
Class R6	2,781
Advisor Class	2,921,848
Custodian fees (Note 4)	151,078
Reports to shareholders	1,324,879
Registration and filing fees	691,729
Professional fees	236,861
Trustees’ fees and expenses	556,549
Other	236,173
Total expenses	171,890,117
Expense reductions (Note 4)	(12)
Expenses waived/paid by affiliates (Note 3f and 3g)	(227,864)
Net expenses	171,662,241
Net investment income	197,365,168
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	618,277,230
Foreign currency transactions	(135,940)
Net realized gain (loss)	618,141,290
Net change in unrealized appreciation (depreciation) on investments	(1,350,007,553)
Net realized and unrealized gain (loss)	(731,866,263)
Net increase (decrease) in net assets resulting from operations	$(534,501,095)

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The accompanying notes are an integral part of these financial statements. | Annual Report 23

FRANKLIN MANAGED TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Rising Dividends Fund

	Year Ended September 30,
	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$197,365,168	$158,626,994
Net realized gain (loss)	618,141,290	177,366,191
Net change in unrealized appreciation (depreciation)	(1,350,007,553)	1,200,159,972
Net increase (decrease) in net assets resulting from operations	(534,501,095)	1,536,153,157
Distributions to shareholders from:
Net investment income:
Class A	(137,566,769)	(164,179,512)
Class C	(14,665,982)	(15,088,950)
Class R	(2,976,663)	(3,937,165)
Class R6	(10,085,356)	(12,368,352)
Advisor Class	(28,389,858)	(32,617,726)
Net realized gains:
Class A	(106,307,434)	—
Class C	(28,159,254)	—
Class R	(3,267,663)	—
Class R6	(5,872,904)	—
Advisor Class	(18,856,271)	—
Total distributions to shareholders	(356,148,154)	(228,191,705)
Capital share transactions: (Note 2)
Class A	204,062,954	949,385,444
Class C	26,363,619	282,762,651
Class R	(78,456,446)	27,411,213
Class R6	(14,412,368)	52,630,051
Advisor Class	(134,665,006)	476,798,468
Total capital share transactions	2,892,753	1,788,987,827
Net increase (decrease) in net assets	(887,756,496)	3,096,949,279
Net assets:
Beginning of year	16,222,088,782	13,125,139,503
End of year	$15,334,332,286	$16,222,088,782
Undistributed net investment income included in net assets:
End of year	$12,906,246	$9,361,646

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24 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN MANAGED TRUST

Notes to Financial Statements

Franklin Rising Dividends Fund

1. Organization and Significant Accounting Policies

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

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Annual Report

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FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Rising Dividends Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At September 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

		Year Ended September 30,
		2015		2014
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	38,499,980	$1,973,293,037	54,274,939	$2,623,736,117
Shares issued in reinvestment of distributions	4,479,831	229,113,788	3,136,758	152,510,709
Shares redeemed	(39,088,763)	(1,998,343,871)	(37,359,342)	(1,826,861,382)
Net increase (decrease)	3,891,048	$204,062,954	20,052,355	$949,385,444
Class C Shares:
Shares sold	10,098,859	$510,023,884	13,652,743	$649,203,690
Shares issued in reinvestment of distributions	746,497	37,722,860	273,799	13,139,102
Shares redeemed	(10,372,575)	(521,383,125)	(7,905,384)	(379,580,141)
Net increase (decrease)	472,781	$26,363,619	6,021,158	$282,762,651
Class R Shares:
Shares sold	1,238,091	$63,147,445	2,376,189	$114,752,696
Shares issued in reinvestment of distributions	113,274	5,792,953	75,881	3,681,854
Shares redeemed	(2,871,445)	(147,396,844)	(1,871,695)	(91,023,337)
Net increase (decrease)	(1,520,080)	$(78,456,446)	580,375	$27,411,213

26 | Annual Report				franklintempleton.com

			FRANKLIN MANAGED TRUST
		NOTES TO FINANCIAL STATEMENTS

Franklin Rising Dividends Fund (continued)

		Year Ended September 30,
		2015		2014
	Shares	Amount	Shares	Amount
Class R6 Shares:
Shares sold	1,024,522	$52,361,224	1,879,292	$91,630,704
Shares issued in reinvestment of distributions	282,913	14,446,269	250,063	12,136,881
Shares redeemed	(1,564,916)	(81,219,861)	(1,034,866)	(51,137,534)
Net increase (decrease)	(257,481)	$(14,412,368)	1,094,489	$52,630,051
Advisor Class Shares:
Shares sold	7,658,976	$391,825,067	18,144,499	$881,378,289
Shares issued in reinvestment of distributions	823,330	42,060,063	583,206	28,359,342
Shares redeemed	(11,151,010)	(568,550,136)	(8,900,621)	(432,939,163)
Net increase (decrease)	(2,668,704)	$(134,665,006)	9,827,084	$476,798,468

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $5 billion
0.490%	Over $5 billion, up to and including $10 billion
0.480%	In excess of $10 billion

b. Administrative Fees

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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NOTES TO FINANCIAL STATEMENTS

Franklin Rising Dividends Fund (continued)

3. Transactions with Affiliates (continued)

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$6,771,109
CDSC retained	$356,960

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended September 30, 2015, the Fund paid transfer agent fees of $24,909,303, of which $8,255,733 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to October 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until January 31, 2016. There were no Class R6 transfer agent fees waived during the year ended September 30, 2015.

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NOTES TO FINANCIAL STATEMENTS

Franklin Rising Dividends Fund (continued)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended September 30, 2015, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

The tax character of distributions paid during the years ended September 30, 2015 and 2014, was as follows:

	2015	2014
Distributions paid from:
Ordinary income	$195,486,299	$228,191,705
Long term capital gain	160,661,855	—
	$356,148,154	$228,191,705

At September 30, 2015, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments	$12,186,931,896

Unrealized appreciation	$3,753,737,111
Unrealized depreciation	(590,989,928)
Net unrealized appreciation (depreciation)	$3,162,747,183

Undistributed ordinary income	$13,383,134
Undistributed long term capital gains	616,695,998
Distributable earnings	$630,079,132

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2015, aggregated $1,437,621,399 and $1,414,698,651 respectively.

7. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the year ended September 30, 2015, were as shown below.

	Number of			Number of
	Shares Held			Shares Held
	at Beginning	Gross	Gross	at End	Value at End	Investment	Realized
Name of Issuer	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)
Non-Controlled Affiliates
Albemarle Corp.	6,007,525	948,475	—	6,956,000	$306,759,600	$7,456,535	$—
John Wiley & Sons Inc., A	3,970,548	441,500	—	4,412,048	220,734,761	3,754,059	—
Matthews International
Corp., A	2,463,292	200,000	—	2,663,292	130,421,409	1,365,987	—
Total Affiliated Securities (Value is 4.29% of Net Assets)					$657,915,770	$12,576,581	$—

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FRANKLIN MANAGED TRUST
NOTES TO FINANCIAL STATEMENTS

Franklin Rising Dividends Fund (continued)

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2015, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statement of Investments.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ADR American Depositary Receipt

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Report of Independent Registered Public Accounting Firm

Franklin Rising Dividends Fund

To the Shareholders and Board of Trustees of Franklin Managed Trust

We have audited the accompanying statement of assets and liabilities of Franklin Rising Dividends Fund, a series of shares of Franklin Managed Trust, including the statement of investments, as of September 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Franklin Rising Dividends Fund at September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
November 16, 2015

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Tax Information (unaudited)

Franklin Rising Dividends Fund

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $160,661,855 as a long term capital gain dividend for the fiscal year ended September 30, 2015.

Under Section 871(k)(2)(C) of the Code, the Fund hereby reports the maximum amount allowable but no less than $1,801,671 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2015.

Under Section 854(b)(1)(A) of the Code, the Fund hereby reports 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2015.

Under Section 854(b)(1)(B) of the Code, the Fund hereby reports the maximum amount allowable but no less than $353,686,397 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended September 30, 2015. Distributions, including qualified dividend income, paid during calendar year 2015 will be reported to shareholders on Form 1099-DIV by mid-February 2016. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Edward I. Altman, Ph.D. (1941)	Trustee	Since April 2015	17	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789

Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School of
Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly, Vice Director, Salomon Center, Stern School of Business, New York University.

Ann Torre Bates (1958)	Trustee	Since April 2015	42	Navient Corporation (loan
One Franklin Parkway				management, servicing and asset
San Mateo, CA 94403-1906				recovery) (2014-present), Ares
Capital Corporation (specialty finance
company) (2010-present), United
Natural Foods, Inc. (distributor of
natural, organic and specialty foods)
(2013-present), Allied Capital
Corporation (financial services)
(2003-2010) and SLM Corporation
(Sallie Mae) (1997-2014).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Burton J. Greenwald (1929)	Trustee and	Trustee since 2001 17		Franklin Templeton Emerging Markets
One Franklin Parkway	Vice Chairman	and Vice Chairman		Debt Opportunities Fund PLC and
San Mateo, CA 94403-1906	of the Board	of the Board since		Fiduciary International Ireland Limited
		April 2015		(1999-2015).
Principal Occupation During at Least the Past 5 Years:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and formerly, Chairman,
Fiduciary Trust International Funds; Executive Vice President, L.F. Rothschild Fund Management, Inc.; President and Director, Merit Mutual
Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute;
and Chairman, ICI Public Information Committee.

Keith E. Mitchell (1954)	Trustee	Since April 2015	17	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789

Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly, Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC (formerly,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.

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Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

David W. Niemiec (1949)	Trustee	Since 2011	42	Emeritus Corporation (assisted
One Franklin Parkway				living) (1999-2010) and OSI
San Mateo, CA 94403-1906				Pharmaceuticals, Inc. (pharmaceutical
				products) (2006-2010).

Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).

Charles Rubens II (1930)	Trustee	Since 1986	17	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor and president of non-profit organizations; and formerly, an executive of Time, Inc.; and Trustee of Colorado College.

Jan Hopkins Trachtman (1947)	Trustee	Since April 2015	17	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789

Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); President, Economic Club of New York; serves on Advisory
Board of Knight Bagehot Fellowship; and formerly, Anchor/Correspondent, CNN Financial News (until 2003); Managing Director and Head of
Client Communications, Citigroup Private Bank (until 2005); Off-Air Reporter, ABC News' World News Tonight; and Editor, CBS Network News.

Robert E. Wade (1946)	Trustee and	Trustee since 2004 42		El Oro Ltd (investments).
One Franklin Parkway	Chairman of	and Chairman of
San Mateo, CA 94403-1906	the Board	the Board since
		April 2015

Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

Gregory H. Williams (1943)	Trustee	Since 2008	17	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly, President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).

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Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since April 2015	161	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc.
(1994-2015).

**Jennifer M. Johnson (1964)	Trustee	Since April 2015	10	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Co-President, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of three of the investment companies in Franklin Templeton Investments; and formerly, Chief Operating Officer and
Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources,
Inc. (2005-2010); Senior Vice President, Franklin Resources, Inc. (2003-2005).

**William J. Lippman (1925)	Trustee	Since 1986	7	None
55 Challenger Road, Suite 501
Ridgefield Park, NJ 07660
Principal Occupation During at Least the Past 5 Years:
Director or trustee, as the case may be, of two of the investment companies in Franklin Templeton Investments; and formerly, President,
Franklin Advisory Services, LLC (1999-2014); and Director, Templeton Worldwide, Inc. (1994-2014).

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC;
and officer of 45 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Steven J. Gray (1955)	Secretary and	Secretary since	Not Applicable	Not Applicable
One Franklin Parkway	Vice President	2005 and Vice
San Mateo, CA 94403-1906		President since
2009

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Rupert H. Johnson, Jr. (1940)	Vice President	Since 1991	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.

Robert G. Kubilis (1973)	Treasurer,	Since 2012	Not Applicable	Not Applicable
300 S.E. 2nd Street	Chief Financial
Fort Lauderdale, FL 33301-1923	Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of five of the investment companies in Franklin
Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President, Fiduciary Trust International of the South; Vice President,
Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin
Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

**Donald G. Taylor (1954)	President and	Since	Not Applicable	Not Applicable
55 Challenger Road, Suite 501	Chief Executive October 2014
Ridgefield Park, NJ 07660	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; and officer of two of the investment companies in Franklin Templeton
Investments.

Navid Tofigh (1972)	Vice President	Since	Not Applicable	Not Applicable
One Franklin Parkway		November 2015
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as officer and director of Resources.
**William J. Lippman is considered to be an interested person of the Fund under the federal securities laws due to his position as a shareholder of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor, and his longstanding former position as an officer of the Fund’s investment manager and director of another subsidiary of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson and Jennifer M. Johnson. Gregory E. Johnson and Jennifer M. Johnson are siblings.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated David W. Niemiec as an audit committee financial expert. The Board believes that
Mr. Niemiec qualifies as such an expert in view of his extensive business background and experience. Mr. Niemiec has served as a member of the Fund Audit
Committee since 2013, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001. Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Mr. Niemiec has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Niemiec is an independent Board member as that term is defined under the applica-
ble U.S. Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN RISING DIVIDENDS FUND

Meeting of Shareholders

Meeting of Shareholders, April 7, 2015, and reconvened on May 18, 2015 (unaudited)

A Special Joint Meeting of Shareholders of Franklin Managed Trust (the “Trust”), Franklin Alternative Strategies Funds, Franklin Mutual Series Funds and Franklin Value Investors Trust was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on April 7, 2015, and reconvened on May 18, 2015. The purpose of the meeting with respect to the Fund was to elect Trustees of the Trust and to approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Edward I. Altman, Ann Torre Bates, Burton J. Greenwald, Keith Mitchell, David W. Niemiec, Charles Rubens II, Jan Hopkins Trachtman, Robert E. Wade and Gregory H. Williams. Gregory E. Johnson, Jennifer M. Johnson and William J. Lippman were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the use of a “manager of managers” structure. No other business was transacted at the meeting with respect to the Fund.

The results of the voting at the meeting are as follows:

Proposal 1. The Election of Trustees:

		% of			% of
		Outstanding	% of Shares		Outstanding	% of Shares
Name	For	Shares	Present	Withheld	Shares	Present
Edward I. Altman	220,515,093.508	65.949%	97.422%	5,834,253.084	1.745%	2.578%
Ann Torre Bates	220,614,971.764	65.979%	97.467%	5,734,374.828	1.715%	2.533%
Burton J. Greenwald	220,338,329.665	65.896%	97.344%	6,011,016.927	1.798%	2.656%
Keith Mitchell	220,741,043.514	66.016%	97.522%	5,608,303.078	1.678%	2.478%
David W. Niemiec	220,625,249.857	65.982%	97.471%	5,724,096.735	1.712%	2.529%
Charles Rubens II	220,266,722.611	65.874%	97.313%	6,082,623.981	1.820%	2.687%
Jan Hopkins Trachtman	220,569,035.133	65.965%	97.446%	5,780,311.459	1.729%	2.554%
Robert E. Wade	220,565,265.132	65.964%	97.445%	5,784,081.460	1.730%	2.555%
Gregory H. Williams	220,595,320.107	65.973%	97.458%	5,754,026.485	1.721%	2.542%
Gregory E. Johnson	220,557,508.339	65.961%	97.441%	5,791,838.253	1.733%	2.559%
Jennifer M. Johnson	220,653,633.642	65.990%	97.484%	5,695,712.950	1.704%	2.516%
William J. Lippman	220,459,815.930	65.932%	97.398%	5,889,530.662	1.762%	2.602%

Proposal 3. To approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval.

		% of
	Shares	Outstanding	% of Shares
	Voted	Shares	Present
For	117,271,142.129	35.071%	67.654%
Against	10,288,940.704	3.077%	5.936%
Abstain	5,636,171.349	1.686%	3.252%
Broker Non-Votes	40,141,323.000	12.005%	23.158%

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Annual Report

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FRANKLIN MANAGED TRUST FRANKLIN RISING DIVIDENDS FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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40 Annual Report

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $30,300 for the fiscal year ended September 30, 2015 and $29,500 for the fiscal year ended September 30, 2014.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date November 25, 2015

By  /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

Chief Accounting Officer

Date November 25, 2015